CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Gelesis	Additional Paid-in Capital Gelesis Cumulative effects of adoption of accounting standards (see Note 2)	Additional Paid-in Capital Gelesis	Additional Paid-in Capital	Accumulated Other Comprehensive Income Gelesis	Accumulated Deficit Gelesis Cumulative effects of adoption of accounting standards (see Note 2)	Accumulated Deficit Gelesis	Accumulated Deficit	Gelesis Noncontrolling Interest	Gelesis Series A-1	Gelesis Series A-2	Gelesis Series A-3	Gelesis Series A-4	Gelesis Series A-5	Gelesis Series Growth	Gelesis Series 2 Growth	Gelesis Series 3 Growth	Gelesis	Total
Balance at beginning at Dec. 31, 2019										$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,466,000	$ 24,536,000	$ 31,500,000	$ 30,370,000	$ 51,348,000
Balance at the beginning at Dec. 31, 2019	$ 1,000		$ 26,248,000		$ 111,000		$ (145,423,000)											$ (119,063,000)
Balance at beginning (in shares) at Dec. 31, 2019	2,144,651
Balance at beginning (in shares) at Dec. 31, 2019										1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	2,973,270
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability																	$ 48,125,000
Accretion of senior preferred stock to redemption value			(11,372,000)											$ 455,000	$ 1,263,000	$ 314,000	$ 9,340,000	(11,372,000)
Exercise/Issuance of warrants			4,322,000										$ 136,000					4,322,000
Exercise/Issuance of warrants (in shares)													11,177
Stock based compensation expense			$ 4,808,000															4,808,000
Net loss							(25,905,000)											(25,905,000)
Foreign currency translation gain					828,000				$ 513,000									$ 828,000
Noncontrolling interest, net of issuance costs of $406									11,349,000
Exercise of share-based awards (in shares)	10,839		12,000															12,000
Accretion of noncontrolling interest put option to redemption value							(567,000)		567,000									$ (567,000)
Unrealized loss on marketable securities					(1,000)													(1,000)
Balance at ending (in shares) at Dec. 31, 2020	2,155,490
Balance at ending (in shares) at Dec. 31, 2020										1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at the end at Dec. 31, 2020	$ 1,000		$ 23,907,000		938,000		(171,784,000)	$ (40,659,524)										(146,938,000)	$ (40,658,834)
Balance at ending at Dec. 31, 2020									12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000
Balance at the beginning at Feb. 13, 2020				$ 0				0											0
Net loss				$ 0				(15,294,860)											(15,294,860)
Balance at ending (in shares) at Dec. 31, 2020	2,155,490
Balance at ending (in shares) at Dec. 31, 2020										1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at the end at Dec. 31, 2020	$ 1,000		23,907,000		938,000		(171,784,000)	(40,659,524)										(146,938,000)	(40,658,834)
Balance at ending at Dec. 31, 2020									12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)																	2,845,625
Accretion of senior preferred stock to redemption value			(94,134,000)											$ 19,316,000	$ 24,196,000	$ 22,517,000	$ 28,106,000	(94,134,000)
Exercise of stock options			146,000															$ 146,000
Exercise of stock options (in shares)	255,062																	255,062
Exercise/Issuance of warrants										$ 937,000		$ 2,997,000
Exercise/Issuance of warrants (in shares)										52,222,000		238,189,000
Stock based compensation expense			5,532,000															$ 5,532,000
Net loss							(93,347,000)	(12,898,082)										(93,347,000)	(12,898,082)
Foreign currency translation gain					(719,000)				(950,000)									(719,000)
Accretion of noncontrolling interest put option to redemption value							(376,000)		376,000									(376,000)
Balance at ending (in shares) at Dec. 31, 2021	2,410,552													1,977,114
Balance at ending (in shares) at Dec. 31, 2021										1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at the end at Dec. 31, 2021	$ 1,000	$ (111,000)	$ (64,549,000)		$ 219,000	$ 111,000	$ (265,507,000)	$ (53,524,159)										$ (329,836,000)	$ (53,523,469)
Balance at ending at Dec. 31, 2021									$ 11,855,000	$ 7,113,000	$ 3,033,000	$ 7,460,000	$ 2,602,000	$ 44,307,000	$ 56,959,000	$ 53,201,000	$ 136,919,000